UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23008

Investment Company Act File Number

Bond Portfolio II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Bond Portfolio II

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 28.3%

Security	Principal Amount* (000’s omitted)		Value
Banks — 3.4%
Citigroup, Inc., 5.13%, 11/12/19	NZD	260	$179,842
Citigroup, Inc., 6.25%, 6/29/17	NZD	265	183,562
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	165	113,989
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	385	258,397
Morgan Stanley, 7.60%, 8/8/17	NZD	82	57,969

			$793,759

Commercial Services — 1.5%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		20	$18,500
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		95	95,712
Western Union Co. (The), 6.20%, 11/17/36		226	231,664

			$345,876

Computers — 1.9%
Seagate HDD Cayman, 4.875%, 6/1/27(1)		250	$241,366
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		320	216,000

			$457,366

Diversified Financial Services — 2.7%
Jefferies Group, LLC, 6.50%, 1/20/43		240	$241,760
Navient Corp., 5.625%, 8/1/33		425	306,000
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		105	85,313

			$633,073

Foods — 0.9%
Safeway, Inc., 7.25%, 2/1/31		211	$210,209

			$210,209

Home Builders — 2.0%
MDC Holdings, Inc., 6.00%, 1/15/43		546	$464,100

			$464,100

Iron & Steel — 0.1%
JMC Steel Group, Inc., 8.25%, 3/15/18(1)		30	$26,775

			$26,775

Media — 0.5%
CCO Safari II, LLC, 6.384%, 10/23/35(1)		114	$117,437

			$117,437

Metal Fabricate & Hardware — 1.5%
Valmont Industries, Inc., 5.00%, 10/1/44		395	$368,002

			$368,002

Mining — 4.4%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		392	$105,840
Freeport-McMoRan, Inc., 5.45%, 3/15/43		315	233,242
Southern Copper Corp., 5.25%, 11/8/42		550	468,798
Teck Resources, Ltd., 5.20%, 3/1/42		296	204,828
Teck Resources, Ltd., 5.40%, 2/1/43		58	40,264

			$1,052,972

Security	Principal Amount* (000’s omitted)		Value
Miscellaneous Manufacturing — 1.3%
Trinity Industries, Inc., 4.55%, 10/1/24		314	$308,056

			$308,056

Oil & Gas — 4.7%
Apache Corp., 4.25%, 1/15/44		276	$236,656
Continental Resources, Inc., 3.80%, 6/1/24		111	98,211
Noble Energy, Inc., 5.05%, 11/15/44		248	233,070
Pacific Drilling SA, 5.375%, 6/1/20(1)		295	228,625
Rowan Cos., Inc., 5.40%, 12/1/42		410	316,371

			$1,112,933

Retail — 1.7%
JC Penney Corp., Inc., 6.375%, 10/15/36		550	$397,375

			$397,375

Telecommunications — 1.7%
Avaya, Inc., 10.50%, 3/1/21(1)		485	$396,488

			$396,488

Total Corporate Bonds & Notes (identified cost $7,284,919)			$6,684,421

Foreign Corporate Bonds — 16.7%

Security	Principal Amount* (000’s omitted)		Value
Engineering & Construction — 1.1%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)		420	$266,700

			$266,700

Foods — 0.8%
ESAL GmbH, 6.25%, 2/5/23(1)		200	$197,500

			$197,500

Mining — 2.6%
Barrick Gold Corp., 5.25%, 4/1/42		400	$323,949
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		165	150,955
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		170	137,651

			$612,555

Miscellaneous Manufacturing — 0.7%
Bombardier, Inc., 7.45%, 5/1/34(1)		205	$164,512

			$164,512

Oil & Gas — 4.6%
Ecopetrol SA, 5.875%, 5/28/45		257	$225,512
Ensco PLC, 5.75%, 10/1/44		320	277,989
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/23(1)		119	77,365
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)		245	155,502
Petrobras Global Finance BV, 5.625%, 5/20/43		450	335,835

			$1,072,203

Telecommunications — 6.9%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	4,000	$241,924
Axtel SAB de CV, 9.00%, 1/31/20(1)		400	396,000
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)		120	126,300
Oi SA, 5.75%, 2/10/22(1)		400	318,880
OTE PLC, 3.50%, 7/9/20(3)	EUR	100	95,279
Telecom Italia Capital SA, 6.00%, 9/30/34		456	453,720

			$1,632,103

Total Foreign Corporate Bonds (identified cost $4,355,312)			$3,945,573

Foreign Government Bonds — 12.8%

Security	Principal Amount* (000’s omitted)		Value
Brazil — 2.5%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	2,280	$597,852

			$597,852

Ecuador — 0.7%
Republic of Ecuador, 7.95%, 6/20/24(1)		200	$168,500

			$168,500

Greece — 0.5%
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/23(3)(4)	EUR	10	$6,054
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/24(3)(4)	EUR	10	5,914
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/25(3)(4)	EUR	10	5,861
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/26(3)(4)	EUR	10	5,644
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/27(3)(4)	EUR	10	5,571
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/28(3)(4)	EUR	10	5,494
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/29(3)(4)	EUR	10	5,417
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/30(3)(4)	EUR	10	5,335
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/31(3)(4)	EUR	10	5,275
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/32(3)(4)	EUR	10	5,155
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/33(3)(4)	EUR	10	5,128
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/34(3)(4)	EUR	10	5,080
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/35(3)(4)	EUR	10	4,983
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/36(3)(4)	EUR	10	4,954
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/37(3)(4)	EUR	10	4,944
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/38(3)(4)	EUR	10	4,930
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/39(3)(4)	EUR	10	4,923
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/40(3)(4)	EUR	10	4,921
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/41(3)(4)	EUR	10	4,925
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/42(3)(4)	EUR	10	4,931

			$105,439

Mexico — 2.6%
Mexican Bonos, 7.75%, 5/29/31	MXN	7,890	$552,651
Mexican Bonos, 7.75%, 11/13/42	MXN	831	58,521

			$611,172

New Zealand — 0.5%
New Zealand Government Bond, 6.00%, 12/15/17(3)	NZD	175	$124,505

			$124,505

Supranational — 6.0%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	4,720,000	$332,241
European Investment Bank, 7.20%, 7/9/19(1)	IDR	1,210,000	84,067
Inter-American Development Bank, 7.20%, 11/14/17	IDR	1,400,000	98,722
International Finance Corp., 6.30%, 11/25/24	INR	12,460	183,732
International Finance Corp., 7.80%, 6/3/19	INR	11,300	183,392
International Finance Corp., 8.25%, 6/10/21	INR	32,000	532,567

			$1,414,721

Total Foreign Government Bonds (identified cost $3,446,588)			$3,022,189

Convertible Bonds — 15.5%

Security	Principal Amount (000’s omitted)	Value
Health Care - Products — 1.0%
Hologic, Inc., 0.00%, 12/15/43	$180	$225,900

		$225,900

Home Builders — 7.8%
KB Home, 1.375%, 2/1/19	$505	$490,166
Lennar Corp., 3.25%, 11/15/21(1)	180	407,475
Ryland Group, Inc. (The), 0.25%, 6/1/19	585	564,525
Standard Pacific Corp., 1.25%, 8/1/32	315	385,481

		$1,847,647

Machinery - Diversified — 1.2%
Chart Industries, Inc., 2.00%, 8/1/18	$310	$282,294

		$282,294

Oil & Gas — 0.4%
American Energy - Permian Basin, LLC, 8.00%, 5/1/22(1)(5)	$100	$46,000
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(5)	150	46,533

		$92,533

Semiconductors — 3.6%
Intel Corp., 2.95%, 12/15/35	$335	$395,091
Novellus Systems, Inc., 2.625%, 5/15/41	200	452,875

		$847,966

Telecommunications — 1.5%
Ciena Corp., 3.75%, 10/15/18(1)	$255	$365,287

		$365,287

Total Convertible Bonds (identified cost $3,606,883)		$3,661,627

Asset-Backed Securities — 1.5%

Security	Principal Amount (000’s omitted)	Value
CAH, Series 2014-2A, Class D, 2.537%, 7/17/31(1)(6)	$110	$109,397
DNKN, Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	249	250,125

Total Asset-Backed Securities (identified cost $356,424)		$359,522

Commercial Mortgage-Backed Securities — 4.6%

Security	Principal Amount (000’s omitted)	Value
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	$100	$114,712
COMM, Series 2013-CR10, Class D, 4.793%, 8/10/46(1)(7)	150	146,726
COMM, Series 2014-CR21, Class D, 4.066%, 12/10/47(1)(7)	200	175,513
COMM, Series 2015-CR22, Class D, 4.128%, 3/10/48(1)(7)	100	87,071
JPMBB, Series 2014-C21, Class D, 4.661%, 8/15/47(1)(7)	250	231,719

Security	Principal Amount (000’s omitted)	Value
JPMBB, Series 2014-C25, Class D, 3.95%, 11/15/47(1)(7)	$200	$176,043
WFCM, Series 2015-C26, Class D, 3.586%, 2/15/48(1)	200	165,671

Total Commercial Mortgage-Backed Securities (identified cost $1,108,350)		$1,097,455

Senior Floating-Rate Interests — 0.9%(8)

Security	Principal Amount (000’s omitted)	Value
Food Services — 0.9%
Weight Watchers International, Inc., Term Loan, 4.00%, 4/2/20	$393	$205,915

Total Senior Floating-Rate Interests (identified cost $238,924)		$205,915

Common Stocks — 0.0%(9)

Security	Shares	Value
Oil & Gas — 0.0%(9)
SandRidge Energy, Inc.(10)	13,004	$6,723

Total Common Stocks (identified cost $8,926)		$6,723

Convertible Preferred Stocks — 4.0%

Security	Shares	Value
Health Care - Products — 0.9%
Alere, Inc., 3.00%	625	$205,312

		$205,312

Mining — 0.1%
Cliffs Natural Resources, Inc., 7.00%	12,700	$35,321

		$35,321

Oil & Gas — 1.4%
Chesapeake Energy Corp., 5.75%(1)	545	$282,719
SandRidge Energy, Inc., 7.00%	450	6,694
SandRidge Energy, Inc., 8.50%	1,730	29,626

		$319,039

Real Estate Investment Trusts (REITs) — 1.6%
iStar Financial, Inc., Series J, 4.50%	6,840	$381,604

		$381,604

Total Convertible Preferred Stocks (identified cost $1,472,712)		$941,276

Short-Term Investments — 14.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(11)	$3,443	$3,443,287

		$3,443,287

Total Short-Term Investments (identified cost $3,443,287)		$3,443,287

Total Investments — 98.9% (identified cost $25,322,325)		$23,367,988

Other Assets, Less Liabilities — 1.1%		$264,580

Net Assets — 100.0%		$23,632,568

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ACRE	-	Americold LLC Trust

CAH	-	Colony American Homes

COMM	-	Commercial Mortgage Trust

DNKN	-	DB Master Finance LLC

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

BRL	-	Brazilian Real

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $6,160,927 or 26.1% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $325,223 or 1.4% of the Portfolio’s net assets.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2015.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(8)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	Amount is less than 0.05%.

(10)	Non-income producing security.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $6,721.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	67.6%	$15,964,325
Brazil	6.5	1,527,432
Mexico	6.4	1,515,796
Supranational	6.0	1,414,721
Canada	3.1	733,554
Colombia	2.1	507,314
Peru	2.0	468,798
Italy	1.9	453,720
Australia	1.2	288,605
Greece	0.9	200,718
Ecuador	0.7	168,500
New Zealand	0.5	124,505

Total Investments	98.9%	$23,367,988

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	82.0%	$19,383,337
New Zealand Dollar	3.9	918,264
Indian Rupee	3.8	899,691
Mexican Peso	3.6	853,096
Brazilian Real	2.5	597,852
Indonesian Rupiah	2.2	515,030
Euro	0.9	200,718

Total Investments	98.9%	$23,367,988

The Portfolio did not have any open financial instruments at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$25,400,903

Gross unrealized appreciation	$260,815
Gross unrealized depreciation	(2,293,730)

Net unrealized depreciation	$(2,032,915)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$6,684,421	$—	$6,684,421
Foreign Corporate Bonds	—	3,945,573	—	3,945,573
Foreign Government Bonds	—	3,022,189	—	3,022,189
Convertible Bonds	—	3,661,627	—	3,661,627
Asset-Backed Securities	—	359,522	—	359,522
Commercial Mortgage-Backed Securities	—	1,097,455	—	1,097,455
Senior Floating-Rate Interests	—	205,915	—	205,915
Common Stocks	6,723	—	—	6,723
Convertible Preferred Stocks	—	941,276	—	941,276
Short-Term Investments	—	3,443,287	—	3,443,287
Total Investments	$6,723	$23,361,265	$—	$23,367,988

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Portfolio II

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015